WINTON DIVERSIFIED OPPORTUNITIES FUND
                                  (THE "FUND")

                       SUPPLEMENT DATED NOVEMBER 9, 2016
                                     TO THE
                         PROSPECTUS DATED MARCH 1, 2016
                               (THE "PROSPECTUS")

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED
   IN THE PROSPECTUS, AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

Effective immediately, the Prospectus is supplemented as follows:

     1. Matthew Beddall no longer serves as portfolio manager for the Fund. Therefore, the third and fourth paragraphs under the "Investment Adviser and Portfolio Management" heading in the "Management of the Fund" section are deleted and replaced with the following:

               David Winton Harding, in his capacity as Chief Executive Officer of Winton Group Limited, has ultimate responsibility for the Investment System and how it operates. Therefore, Mr. Harding is primarily responsible for the management of the Fund's portfolio. Mr. Harding founded Winton in 1997.

               The SAI provides additional information about the compensation, other accounts managed and ownership of Fund shares of Mr. Harding.

     2. All references to "Winton Capital Group Limited" are deleted and replaced with "Winton Group Limited".

     3. The first paragraph in the "Related Performance Data of Comparable Accounts" section is deleted and replaced with the following:

               Winton Capital Management Limited, which, like the Adviser, is a subsidiary of Winton Group Limited, is responsible for the day-to-day management of two other accounts pursuant to investment objectives, policies and strategies that are substantially similar to those of the Fund: Winton Diversified Strategy Master Fund Ltd. ("WDSMF") and The Winton Evolution Fund ("WEF" and together with WDSMF, the "Comparable Accounts").


              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                                                 WIN-SK-008-0100

                     WINTON DIVERSIFIED OPPORTUNITIES FUND
                                  (THE "FUND")

                       SUPPLEMENT DATED NOVEMBER 9, 2016
                                     TO THE
    STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 1, 2016, AS SUPPLEMENTED
                                  (THE "SAI")

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED
          IN THE SAI, AND SHOULD BE READ IN CONJUNCTION WITH THE SAI.

Effective immediately, the SAI is supplemented as follows:

     1. Matthew Beddall no longer serves as portfolio manager for the Fund. Therefore, all references to Mr. Beddall are deleted.

     2. All references to "Winton Capital Group Limited" and "WCG" are deleted and replaced with "Winton Group Limited" and "WGL", respectively.

     3. On June 9, 2016, the Board of Trustees of the Fund (the "Board") appointed one new independent Trustee, Mr. Jay C. Nadel, to the Board and its Audit Committee and Governance Committee, and the Audit Committee appointed Mr. Nadel as its Chairman. Accordingly, the "Trustees and Officers of the Fund" section is amended and supplemented as follows:

               a. The first paragraph under the "Members of the Board" heading is hereby deleted and replaced with the following:

                    There are five members of the Board of Trustees, four of whom are not interested persons of the Fund, as that term is defined in the 1940 Act ("independent Trustees"). Mr. Doran, an interested person of the Fund, serves as Chairman of the Board. Mr. Hunt, an independent Trustee, serves as the lead independent Trustee. The Fund has determined its leadership structure is appropriate given the specific characteristics and circumstances of the Fund. The Fund made this determination in consideration of, among other things, the fact that the independent Trustees constitute more than three-quarters of the Board, the fact that the chairperson of each Committee of the Board is an independent Trustee and the amount of assets under management in the Fund. The Board also believes that its leadership structure facilitates the orderly and efficient flow of information to the independent Trustees from fund management.

               b. The following row is added to the "Independent Trustees" section of the table under the "Members of the Board" heading:

------------------------------------------------------------------------------------------------------------------------------------
                                                              PRINCIPAL
NAME AND YEAR OF                                             OCCUPATIONS               OTHER DIRECTORSHIPS HELD IN THE
    BIRTH                POSITION WITH TRUST              IN THE PAST 5 YEARS                   PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
Jay C. Nadel             Trustee                        Self-Employed                Current Directorships: Trustee of
(Born: 1958)             (since 2016)                   Consultant since 2004.       City National Rochdale Funds,
                                                                                     The Advisors' Inner Circle Fund III,
                                                                                     Winton Series Trust, and Gallery Trust.
                                                                                     Director of Lapolla Industries, Inc.

                                                                                     Former Directorships: Trustee of
                                                                                     Rochdale Investment Trust to 2013.
------------------------------------------------------------------------------------------------------------------------------------


               c. The following paragraph is added under the "Individual Trustee Qualifications" heading:

                    The Fund has concluded that Mr. Nadel should serve as Trustee because of the experience he gained in a variety of leadership roles with an audit firm and various financial services firms, his experience in and knowledge of the financial services industry, and the experience he has gained serving on other mutual fund and operating company boards.

               d. The fourth and fifth sentences in the "Audit Committee" section under the "Board Committees" heading are deleted and replaced with the following:

                    Mr. Hunt, Mr. Lemke, Mr. Nadel and Mr. Yanker currently serve as members of the Audit Committee. Mr. Nadel serves as the Chairman of the Audit Committee.

               e. The fourth sentence in the "Governance Committee" section under the "Board Committees" heading is deleted and replaced with the following:

                    Mr. Hunt, Mr. Lemke, Mr. Nadel and Mr. Yanker currently serve as members of the Governance Committee.

               f. The following row is added to the "Independent Trustees" section of the table under the "Fund Shares Owned by Board Members" heading:

-------------------------------------------------------------------------------------------------
                                                         AGGREGATE DOLLAR RANGE OF SHARES
    NAME          DOLLAR RANGE OF FUND SHARES(1)       (ALL FUNDS IN THE FUND COMPLEX) (1,2)
-------------------------------------------------------------------------------------------------
Jay C. Nadel                   None                                   None
-------------------------------------------------------------------------------------------------

               g. The following row is hereby added to the "Independent Trustees" section of the table under the "Board Compensation" heading:

------------------------------------------------------------------------------------------------------------------------------------
                                                         PENSION OR
                                                         RETIREMENT                                        TOTAL
                                                      BENEFITS ACCRUED     ESTIMATED ANNUAL            COMPENSATION
                           AGGREGATE COMPENSATION        AS PART OF         BENEFITS UPON            FROM THE TRUST AND
NAME                           FROM THE FUND           FUND EXPENSES         RETIREMENT              FUND COMPLEX(1)
------------------------------------------------------------------------------------------------------------------------------------
Jay C. Nadel(3)                      $0                      N/A                 N/A             $0 for service on one (1) board
------------------------------------------------------------------------------------------------------------------------------------

(3)    Joined the Board on June 9, 2016.

     4. The following is inserted as a new fourth paragraph under the "Brokerage with Fund Affiliates" heading in the "Fund Transactions" section:

               On June 6, 2016, it was announced that the GS Shareholder had agreed to sell all of its interests in WGL, directly or indirectly, to Affiliated Managers Group, Inc. This transaction closed on October 4, 2016.

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                                                 WIN-SX-009-0100